Debt Obligations (Narrative) (Details) $ in Millions	1 Months Ended	3 Months Ended			6 Months Ended	12 Months Ended
	Jul. 31, 2014 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2013 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jul. 31, 2015 USD ($)	Apr. 30, 2015 USD ($)	Jul. 01, 2014 USD ($)	Apr. 30, 2014 USD ($)	Jun. 24, 2013	Oct. 05, 2012 USD ($)
Unamortized Net Premiums And Fair Value Adjustments						$ 280
Long-term Debt				$ 20,398		25,981	$ 20,398
Noncash or Part Noncash Acquisition, Debt Assumed						$ 1,887	0	$ 0
Senior note interest rate						4.50%
Proceeds from borrowings						$ 15,354	10,854	10,762
Repayments of Long-term Debt						$ 12,702	8,700	$ 8,685
Debt Instrument, Covenant Description						0.66
Regency Credit Facility [Member]
Line Of Credit Facility Fronting Fee Percentage						0.20%
Debt, Weighted Average Interest Rate						2.17%
Amount available for future borrowings under the revolving credit facitlity						$ 473
Letters of credit outstanding, amount						23
Line of Credit Facility, Current Borrowing Capacity						2,000
Maximum revolving credit capacity						500
Sunoco Logistics $35 million Revolving Credit Facility due April 30, 2015(3)
Line of Credit Facility, Current Borrowing Capacity						35
Sunoco Merger
Senior note principal amount						715								$ 965
7.60% Senior Notes due February 1, 2024
Senior note interest rate													7.60%
8.25% Senior Notes due November 14, 2029
Senior note interest rate													8.25%
ETP [Member]
Long-term Debt				11,213		$ 11,459	11,213
Proceeds from borrowings		$ 2,980	$ 2,480
Leverage Ratio Maximum						5.0
Maximum Leverage Ratio Permitted						5.5
ETP [Member] | 2.50% Senior Notes due June 2018 [Member]
Senior note principal amount		$ 650			$ 650
Senior note interest rate		2.50%			2.50%
ETP [Member] | 4.15% Senior Notes due October 1, 2020
Senior note principal amount		$ 350			$ 350
Senior note interest rate		4.15%			4.15%
ETP [Member] | 4.75% Senior Notes due January 2026 [Member]
Senior note principal amount		$ 1,000			$ 1,000
Senior note interest rate		4.75%			4.75%
ETP [Member] | 6.125% Senior Notes due December 2045 [Member]
Senior note principal amount		$ 1,000			$ 1,000
Senior note interest rate		6.125%			6.125%
ETP [Member] | 4.05% Senior Notes due March 2025 [Member]
Senior note principal amount		$ 1,000			$ 1,000
Senior note interest rate		4.05%			4.05%
ETP [Member] | 4.90% Senior Notes due March 2035 [Member]
Senior note principal amount		$ 500			$ 500
Senior note interest rate		4.90%			4.90%
ETP [Member] | 5.15% Senior Notes due March 2045 [Member]
Senior note principal amount		$ 1,000			$ 1,000
Senior note interest rate		5.15%			5.15%
Sunoco Logistics [Member]
Long-term Debt				2,503		$ 4,260	2,503
Maximum Consolidated EBITDA ratio						5.0
Adjusted EBITDA Ratio						3.7
Sunoco Logistics [Member] | Sunoco Logistics $1.50 billion Revolving Credit Facility due November 19, 2018
Line of Credit Facility, Current Borrowing Capacity		$ 2,500			$ 2,500	$ 1,500
Maximum revolving credit capacity						2,250
Sunoco LP [Member]
Long-term Debt				0		$ 683	0
Leverage Ratio Maximum						5.50
Maximum Leverage Ratio Permitted						6.00
Debt Instrument, Covenant Description						50
Sunoco LP [Member] | 6.375% Senior Notes due April 2023 [Member]
Senior note principal amount										$ 800
Senior note interest rate										6.375%
Sunoco LP [Member] | 5.5% Senior Notes due August 2020 [Member]
Senior note principal amount									$ 600
Senior note interest rate									5.50%
Sunoco LP [Member] | Sunoco LP $1.25 billion Revolving Credit Facility due September 25, 2019
Line of Credit Facility, Current Borrowing Capacity						$ 1,250
Maximum revolving credit capacity						250
Regency
Long-term Debt				$ 3,310		$ 6,641	3,310
Maximum Consolidated EBITDA ratio						5.00
Minimum Consolidated EBITA To Consolidated Interest Expense						2.50
Maximum Consolidated Senior Secured Leverage Ratio						3.25
Regency | Senior Notes due 2018 [Member]
Debt Instrument, Repurchase Amount						$ 621
Debt Instrument, Repurchased Face Amount						$ 600
Regency | 4.5% Senior Notes due November 1, 2023 [Member]
Senior note principal amount		$ 600			$ 600
Senior note interest rate		4.50%			4.50%
Regency | 8.375% Senior Notes due June 1, 2019 [Member]
Early Repayment of Senior Debt					$ 499
Senior note interest rate		8.375%			8.375%
Regency | 8.25% Senior Notes due April 15, 2018 [Member]
Debt Instrument, Repurchase Amount												$ 313
Debt Instrument, Repurchased Face Amount												$ 300
Regency | 8.375% Senior Notes due June 1, 2020 [Member]
Debt Instrument, Repurchase Amount											$ 91
Redemption Premium	$ 8
Debt Instrument, Repurchased Face Amount											$ 83
West Texas Gulf [Member]
Leverage Ratio Maximum						2.00
Fixed Charge Coverage Ratio						1.67
Debt Instrument Covenant Minimum Fixed Charge Coverage Ratio				1.00
Leverage Ratio						0.85
Acquisition Period [Member] | Sunoco Logistics [Member]
Maximum Consolidated EBITDA ratio						5.5
ETP $2.5 billion Revolving Credit Facility due October 27, 2019
Line of Credit Facility, Current Borrowing Capacity						$ 2,500
Maximum revolving credit capacity						3,750
ETP $2.5 billion Revolving Credit Facility due October 27, 2019 | ETP [Member]
Amount available for future borrowings under the revolving credit facitlity						1,810
Line Of Credit Maturity October 27, 2016 [Member]
Letters of credit outstanding, amount						121
Revolving Credit Facility [Member] | Regency
Revolving credit facility balance outstanding				$ 510		1,504	510
8.75% Senior Notes due February 15, 2014(2) | Sunoco Logistics [Member]
Senior note principal amount				175		$ 0	175
Senior note interest rate						8.75%
Senior note maturity date						Feb. 15, 2014
4.25% Senior Notes due April 1, 2024 | Sunoco Logistics [Member]
Senior note principal amount				0		$ 500	0
Senior note interest rate						4.25%
Senior note maturity date						Apr. 01, 2024
4.25% Senior Notes due April 1, 2024 | April 2014 Offering [Member] | Sunoco Logistics [Member]
Senior note principal amount						$ 300
Senior note interest rate						4.25%
4.25% Senior Notes due April 1, 2024 | November 2014 Secondary Offering [Member] | Sunoco Logistics [Member]
Senior note principal amount						$ 200
Senior note interest rate						4.25%
5.30% Senior Notes due April 1, 2044 | Sunoco Logistics [Member]
Senior note principal amount				0		$ 700	0
Senior note interest rate						5.30%
Senior note maturity date						Apr. 01, 2044
3.45% Senior Notes due January 15, 2023 | Sunoco Logistics [Member]
Senior note principal amount				350		$ 350	350
Senior note interest rate						3.45%
Senior note maturity date						Jan. 15, 2023
4.95% Senior Notes due January 15, 2043 | Sunoco Logistics [Member]
Senior note principal amount				350		$ 350	350
Senior note interest rate						4.95%
Senior note maturity date						Jan. 15, 2043
Junior Subordinated Debt [Member] | SUG [Member]
Debt Instrument, Description of Variable Rate Basis						three-month LIBOR rate plus 3.0175%
Junior Subordinated Debt [Member] | Variable Rate Portion of Debt [Member] | SUG [Member]
Senior note principal amount						$ 54
3.60% Senior Notes due February 1, 2023 | ETP [Member]
Senior note principal amount				800		$ 800	800
Senior note interest rate						3.60%
Senior note maturity date						Feb. 01, 2023
5.15% Senior Notes due February 1, 2043 | ETP [Member]
Senior note principal amount				450		$ 450	450
Senior note interest rate						5.15%
Senior note maturity date						Feb. 01, 2043
ETP $2.5 billion Revolving Credit Facility due October 27, 2019 | ETP [Member]
Senior note maturity date						Oct. 27, 2019
Revolving credit facility balance outstanding				65		$ 570	65
ETP $2.5 billion Revolving Credit Facility due October 27, 2019 | Line Of Credit Maturity October 27, 2016 [Member] | ETP [Member]
Weighted average interest rate on the total amount outstanding						1.66205%
Sunoco LP $1.25 billion Revolving Credit Facility due September 25, 2019 | Sunoco LP [Member]
Revolving credit facility balance outstanding				0		$ 683	0
5.35% Senior Notes due May 15, 2045 | Sunoco Logistics [Member]
Senior note principal amount				0		$ 800	0
Senior note interest rate						5.35%
Senior note maturity date						May 15, 2045
5.875% Senior Notes due March 1, 2022 [Member] | Regency
Senior note principal amount				0		$ 900	0
Senior note interest rate						5.875%
Senior note maturity date						Mar. 01, 2022
8.375% Senior Notes due June 1, 2019 [Member] | Regency
Senior note principal amount				0		$ 499	0
Senior note interest rate						8.375%
Senior note maturity date						Jun. 01, 2019
5.0% Senior Notes due October 1, 2022 [Member] | Regency
Senior note principal amount				$ 0		$ 700	$ 0
Senior note interest rate						5.00%
Senior note maturity date						Oct. 01, 2022
Federal Funds Effective Rate [Member] | Regency Credit Facility [Member]
Debt Instrument, Basis Spread on Variable Rate						0.50%
LIBOR [Member] | Regency Credit Facility [Member]
Debt Instrument, Basis Spread on Variable Rate						1.00%
Maximum [Member] | Regency Credit Facility [Member]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage						0.45%
Line Of Credit Participation Fee						2.50%
Maximum [Member] | Base Rate Loans [Member] | Regency Credit Facility [Member]
Debt Instrument, Basis Spread on Variable Rate						1.50%
Maximum [Member] | Eurodollar Loans [Member] | Regency Credit Facility [Member]
Debt Instrument, Basis Spread on Variable Rate						2.50%
Minimum [Member] | Regency Credit Facility [Member]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage						0.30%
Line Of Credit Participation Fee						1.625%
Minimum [Member] | Base Rate Loans [Member] | Regency Credit Facility [Member]
Debt Instrument, Basis Spread on Variable Rate						0.625%
Minimum [Member] | Eurodollar Loans [Member] | Regency Credit Facility [Member]
Debt Instrument, Basis Spread on Variable Rate						1.625%
PVR Acquisition [Member]
Noncash or Part Noncash Acquisition, Debt Assumed						$ 1,200
PVR Acquisition [Member] | 8.25% Senior Notes due April 15, 2018 [Member]
Noncash or Part Noncash Acquisition, Debt Assumed						300
PVR Acquisition [Member] | 6.5% Senior Notes due May 15, 2021 [Member]
Noncash or Part Noncash Acquisition, Debt Assumed						400
PVR Acquisition [Member] | 8.375% Senior Notes due June 1, 2020 [Member]
Noncash or Part Noncash Acquisition, Debt Assumed						473
PVR Acquisition [Member] | Regency | 8.375% Senior Notes due June 1, 2020 [Member]
Noncash or Part Noncash Acquisition, Debt Assumed						$ 473